Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2020	$ 1,740,881	$ 1,527,382	$ 10,667	$ 1,011,743	$ 881,745	$ 96,641	$ (99,925)	$ (373,489)	$ 213,499
Profit/(loss) for the three -month period after taxes	(11,064)	(19,172)	0	0	0	0	0	(19,172)	8,108
Change in fair value of cash flow hedges	42,042	38,285	0	0	0	38,285	0	0	3,757
Currency translation differences	(2,480)	871	0	0	0	0	871	0	(3,351)
Tax effect	(9,020)	(8,852)	0	0	0	(8,852)	0	0	(168)
Other comprehensive income	30,542	30,304	0	0	0	29,433	871	0	238
Total comprehensive income for the period	19,478	11,132	0	0	0	29,433	871	(19,172)	8,346
Capital increase (Note 13)	130,865	130,865	413	0	130,452	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	9,255	9,255	0	0	0	0	0	9,255	0
Distributions (Note 13)	(50,892)	(46,519)	0	0	(46,519)	0	0	0	(4,373)
Balance, end of period at Mar. 31, 2021	1,857,874	1,632,115	11,080	1,011,743	965,678	126,074	(99,054)	(383,406)	225,759
Balance, beginning of period at Dec. 31, 2021	1,748,605	1,542,399	11,240	872,011	1,020,027	171,272	(133,450)	(398,701)	206,206
Profit/(loss) for the three -month period after taxes	(9,842)	(12,042)	0	0	0	0	0	(12,042)	2,200
Change in fair value of cash flow hedges	91,921	82,457	0	0	0	81,227	0	1,230	9,464
Currency translation differences	(5,134)	(4,754)	0	0	0	0	(4,754)	0	(380)
Tax effect	(18,898)	(16,674)	0	0	0	(16,674)	0	0	(2,224)
Other comprehensive income	67,889	61,029	0	0	0	64,553	(4,754)	1,230	6,860
Total comprehensive income for the period	58,047	48,987	0	0	0	64,553	(4,754)	(10,812)	9,060
Capital increase (Note 13)	51,567	51,567	170	52,231	(834)	0	0	0	0
Share-based compensation (Note 13)	1,239	1,239	0	0	0	0	0	1,239	0
Distributions (Note 13)	(56,962)	(49,674)	0	0	(49,674)	0	0	0	(7,288)
Balance, end of period at Mar. 31, 2022	$ 1,802,496	$ 1,594,518	$ 11,410	$ 924,242	$ 969,519	$ 235,825	$ (138,204)	$ (408,274)	$ 207,978